Investment Objectives and Goals - Schwab Fundamental Global Real Estate Index Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental Global Real Estate Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of global real estate equities based on their fundamental size and weight.